Income Taxes - Reconciliation of Statutory and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	23.00%	28.00%	28.00%
Foreign income taxed at different rates	11.00%	6.00%	7.00%
Change in valuation allowance	13.00%	4.00%	18.00%
Italian IRAP Taxes	2.00%	3.00%	4.00%
Tax contingencies	3.00%	9.00%	(1.00%)
Tax credits and incentives	(7.00%)	(10.00%)	(5.00%)
Other	4.00%	2.00%	4.00%
Total income tax provision	49.00%	42.00%	55.00%